UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended    September 30, 2010
                                                 ------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sageview Capital LP
                  ------------------------------
Address:          55 Railroad Ave.
                  ------------------------------
                  Greenwich, CT  06830
                  ------------------------------


Form 13F File Number:   028-12389
                        ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barbara E. Parker
                  ------------------------------
Title:            Chief Financial Officer
                  ------------------------------
Phone:            (203) 625-4230
                  ------------------------------

Signature, Place, and Date of Signing:

      /s/ Barbara E. Parker       Greenwich, CT           November 15, 2010
----------------------------- ---------------------- -------------------------
         [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                            ------------

Form 13F Information Table Entry Total:          8
                                            ------------

Form 13F Information Table Value Total:       $250,804
                                            ------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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
                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------

ARRIS GROUP INC         COM        04269Q100   35,215    3,604,439  SH            SOLE                  3,604,439
BAXTER INTL INC         COM        071813109    3,636       76,200  SH            SOLE                     76,200
COVIDIEN PLC            SHS        G2554F105   26,783      666,400  SH            SOLE                    666,400
HURON CONSULTING
GROUP INC               COM        447462102    1,297       58,976  SH            SOLE                     58,976
LIFE TECHNOLOGIES
CORP                    COM        53217V109  118,816    2,544,781  SH            SOLE                  2,544,781
SANDRIDGE
ENERGY INC              COM        80007P307   31,316    5,513,386  SH            SOLE                  5,513,386
SCHWAB CHARLES
CORP NEW                COM        808513105   14,943    1,075,000  SH            SOLE                  1,075,000
SYMANTEC CORP           COM        871503108   18,798    1,242,401  SH            SOLE                  1,242,401

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


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